Marketable Securities, at Fair Value	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Marketable Securities, at Fair Value
Marketable Securities, at Fair Value
The Captives and nonqualified trusts hold available-for-sale securities for capitalization and funding requirements, respectively.
Realized gains (losses) are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Realized gain on sale of securities	—	—	8
Realized loss on sale of securities	—	—	—
Net realized gain (loss) on sale of securities	—	—	8

The amortized cost, gross unrealized gain, gross unrealized loss and fair values for available-for-sale securities by major security type are as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Mutual Funds
Cost basis	53	64
Gross unrealized gain	—	—
Gross unrealized loss	—	—
Fair value	53	64
See Note 22 - Fair Value Measurements for additional information regarding the fair value of the Company's marketable securities.